Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($) Customer	Mar. 31, 2019 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	3
Revenue	$ 210,403	$ 221,452
Adjusted EBITDA	$ 162,409	$ 179,089
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	2
Revenue	$ 150,793	$ 156,817
Adjusted EBITDA	$ 113,491	$ 123,484
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 26,403	$ 34,009
Adjusted EBITDA	23,540	30,476
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	26,608	24,867
Adjusted EBITDA	21,538	21,650
Water [Member]
Financial information by segment [Abstract]
Revenue	6,599	5,759
Adjusted EBITDA	3,840	3,479
North America [Member]
Financial information by segment [Abstract]
Revenue	59,283	60,441
Adjusted EBITDA	51,176	50,870
South America [Member]
Financial information by segment [Abstract]
Revenue	35,654	33,493
Adjusted EBITDA	28,422	28,212
EMEA [Member]
Financial information by segment [Abstract]
Revenue	115,466	127,518
Adjusted EBITDA	$ 82,811	$ 100,007